 Nationwide(R) VL
Separate Account-D
  June 30, 2003

[LOGO] The BEST of AMERICA(R)
       America's FUTURE Life Series(SM)

                                                                  2003

                                                    Semi-Annual Report

--------------------------------------------------------------------------------

                                [LOGO] Nationwide(R)

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio

VLOB-0233-6/03

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide VL Separate Account-D.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 27. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 21, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         91,331 shares (cost $781,583) ....................................................   $  824,722
      AIM VIF Mid Cap Core Equity Fund - Series I (AIMMCapCore)
         94,258 shares (cost $943,043) ....................................................    1,001,020
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         29,295 shares (cost $483,827) ....................................................      556,022
      Calvert Social Equity Portfolio (CVSSEP)
         2,221 shares (cost $26,868) ......................................................       31,364
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         10,640 shares (cost $94,791) .....................................................       91,719
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         74,902 shares (cost $787,936) ....................................................      922,042
      Dreyfus Stock Index Fund (DryStkIx)
         52,276 shares (cost $1,156,883) ..................................................    1,301,669
      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         277,841 shares (cost $6,402,868) .................................................    5,456,805
      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         14,264 shares (cost $319,935) ....................................................      376,705
      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         369,353 shares (cost $5,146,321) .................................................    4,417,460
      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         204,871 shares (cost $4,483,756) .................................................    4,031,867
      Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
         27,541 shares (cost $3,785,323) ..................................................    3,021,246
      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         18,466 shares (cost $241,514) ....................................................      250,030
      Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
         127,044 shares (cost $1,700,957) .................................................    1,641,408
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         17,410 shares (cost $160,998) ....................................................      173,401
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         17,498 shares (cost $209,517) ....................................................      216,969
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         13,316 shares (cost $122,002) ....................................................      115,184
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         438,959 shares (cost $438,959) ...................................................      438,959
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         4,533 shares (cost $70,598) ......................................................       80,462
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         12,349 shares (cost $118,529) ....................................................      111,885
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         11,777 shares (cost $79,900) .....................................................       88,331

                        NATIONWIDE VL SEPARATE ACCOUNT-D

      Invesco VIF Dynamics Fund (INVDynF)
         3,720 shares (cost $37,946) ......................................................   $    36,830
      Invesco VIF Equity Income Fund (INVEqIncF)
         190,120 shares (cost $3,375,137) .................................................     3,097,053
      Invesco VIF Growth Fund (INVGrF)
         552,324 shares (cost $4,310,847) .................................................     2,954,932
      Invesco VIF Health Sciences Fund (INVHealthF)
         4,233 shares (cost $63,726) ......................................................        67,518
      Invesco VIF High Yield Fund (INVHiYldF)
         3,572 shares (cost $25,587) ......................................................        27,292
      Invesco VIF Real Estate Opportunity Fund (INVREO)
         520 shares (cost $6,202) .........................................................         6,286
      Invesco VIF Small Company Growth Fund (INVSmCoGrF)
         313,883 shares (cost $4,215,888) .................................................     3,587,683
      Invesco VIF Technology Fund (INVTechF)
         12,673 shares (cost $119,466) ....................................................       123,439
      Invesco VIF Total Return Fund (INVTotRetF)
         116,758 shares (cost $1,425,617) .................................................     1,399,932
      Invesco VIF Utilities Fund (INVUtilF)
         2,913 shares (cost $32,913) ......................................................        35,566
      MFS VIT - MFS Investors Growth Stock Series - Service Class (MFSVITInGr)
         68,165 shares (cost $475,470) ....................................................       537,824
      MFS VIT - MFS Value Series - Service Class (MFVITVS)
         25,627 shares (cost $218,491) ....................................................       237,306
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         10,825 shares (cost $188,948) ....................................................       212,058
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         33,870 shares (cost $415,199) ....................................................       420,661
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         183,444 shares (cost $1,897,367) .................................................     1,929,827
      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         63,123 shares (cost $602,703) ....................................................       669,737
      Royce Capital Fund - Small Cap (RoySmCp)
         71,878 shares (cost $387,591) ....................................................       460,018
      Salomon Brothers Variable Series Funds Inc. Investors Fund (SalBrInv)
         3,151 shares (cost $30,822) ......................................................        35,075
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         1,545 shares (cost $25,714) ......................................................        28,951
      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         36,914 shares (cost $239,835) ....................................................       267,435
                                                                                              -----------
            Total Investments .............................................................    41,284,693
   Accounts Receivable ....................................................................           124
                                                                                              -----------
            Total Assets ..................................................................    41,284,817
Accounts Payable ..........................................................................            --
                                                                                              -----------
Contract Owners' Equity (note 6) ..........................................................   $41,284,817
                                                                                              ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total      AIMBVF    AIMMCapCore   AllGroInc   CVSSEP
                                                       -----------   -------   -----------   ---------   -------
Investment activity:
   Reinvested dividends ............................   $   298,869        --          --        5,771         --
   Mortality and expense risk charges (note 3) .....       (67,837)     (946)     (1,251)        (574)       (35)
                                                       -----------   -------     -------      -------    -------
      Net investment income (loss) .................       231,032      (946)     (1,251)       5,197        (35)
                                                       -----------   -------     -------      -------    -------

   Proceeds from mutual fund shares sold ...........     6,988,506    28,078      15,327       82,891     16,178
   Cost of mutual fund shares sold .................    (8,195,441)  (11,472)    (15,299)     (75,155)   (15,021)
                                                       -----------   -------     -------      -------    -------
      Realized gain (loss) on investments ..........    (1,206,935)   16,606          28        7,736      1,157
   Change in unrealized gain (loss)
      on investments ...............................     4,860,567    45,573      59,068       72,196      4,495
                                                       -----------   -------     -------      -------    -------
      Net gain (loss) on investments ...............     3,653,632    62,179      59,096       79,932      5,652
                                                       -----------   -------     -------      -------    -------
   Reinvested capital gains ........................         5,638        --          --           --         --
                                                       -----------   -------     -------      -------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 3,890,302    61,233      57,845       85,129      5,617
                                                       ===========   =======     =======      =======    =======

                                                       ComGVITVal   DryMidCapIx   DryMidCapStk
                                                       ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................        292         1,593              --
   Mortality and expense risk charges (note 3) .....         (8)         (935)             --
                                                         ------       -------      ----------
      Net investment income (loss) .................        284           658              --
                                                         ------       -------      ----------

   Proceeds from mutual fund shares sold ...........          8        83,022       1,223,993
   Cost of mutual fund shares sold .................         (8)      (78,377)     (1,249,077)
                                                         ------       -------      ----------
      Realized gain (loss) on investments ..........         --         4,645         (25,084)
   Change in unrealized gain (loss)
      on investments ...............................     (3,073)      134,106              --
                                                         ------       -------      ----------
      Net gain (loss) on investments ...............     (3,073)      138,751         (25,084)
                                                         ------       -------      ----------
   Reinvested capital gains ........................         --            --              --
                                                         ------       -------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (2,789)      139,409         (25,084)
                                                         ======       =======      ==========

                                                        DryStkIx    DryVIFQualBd   FGVITHiInc   FidVIPEIS   FidVIPGrS
                                                       ----------   ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ............................   $   7,334          1            --         92,420         138
   Mortality and expense risk charges (note 3) .....      (1,320)        --            --         (9,985)       (550)
                                                       ---------        ---           ---       --------    --------
      Net investment income (loss) .................       6,014          1            --         82,435        (412)
                                                       ---------        ---           ---       --------    --------

   Proceeds from mutual fund shares sold ...........     156,662         12            --        167,041     146,509
   Cost of mutual fund shares sold .................    (148,582)       (11)           --       (221,792)   (159,389)
                                                       ---------        ---           ---       --------    --------
      Realized gain (loss) on investments ..........       8,080          1            --        (54,751)    (12,880)
   Change in unrealized gain (loss)
      on investments ...............................     144,785         11            --        484,412      72,721
                                                       ---------        ---           ---       --------    --------
      Net gain (loss) on investments ...............     152,865         12            --        429,661      59,841
                                                       ---------        ---           ---       --------    --------
   Reinvested capital gains ........................          --         --            --             --          --
                                                       ---------        ---           ---       --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 158,879         13            --        512,096      59,429
                                                       =========        ===           ===       ========    ========

                                                       FidVIPOvS    FidVIPConS   FidVIPI500
                                                       ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................       37,698      14,223       45,513
   Mortality and expense risk charges (note 3) .....       (8,648)     (7,325)      (5,612)
                                                       ----------    --------     --------
      Net investment income (loss) .................       29,050       6,898       39,901
                                                       ----------    --------     --------

   Proceeds from mutual fund shares sold ...........      684,388     165,156      152,307
   Cost of mutual fund shares sold .................   (1,167,747)   (244,104)    (221,573)
                                                       ----------    --------     --------
      Realized gain (loss) on investments ..........     (483,359)    (78,948)     (69,266)
   Change in unrealized gain (loss)
      on investments ...............................      899,156     421,014      336,238
                                                       ----------    --------     --------
      Net gain (loss) on investments ...............      415,797     342,066      266,972
                                                       ----------    --------     --------
   Reinvested capital gains ........................           --          --           --
                                                       ----------    --------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      444,847     348,964      306,873
                                                       ==========    ========     ========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       FidVIPInvGrB   FidVIPBalS   FTVIPFS   GVITGvtBd   GVITGrowth
                                                       ------------   ----------   -------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $  14,435       40,271       3,029      4,986           4
   Mortality and expense risk charges (note 3) .....         (646)      (3,004)       (114)      (406)       (145)
                                                        ---------      -------      ------    -------     -------
      Net investment income (loss) .................       13,789       37,267       2,915      4,580        (141)
                                                        ---------      -------      ------    -------     -------

   Proceeds from mutual fund shares sold ...........      752,531       32,458         563    103,400      23,977
   Cost of mutual fund shares sold .................     (715,580)     (39,401)       (496)   (96,938)    (31,595)
                                                        ---------      -------      ------    -------     -------
      Realized gain (loss) on investments ..........       36,951       (6,943)         67      6,462      (7,618)
   Change in unrealized gain (loss)
      on investments ...............................      (42,734)     117,629      12,404     (2,426)     24,101
                                                        ---------      -------      ------    -------     -------
      Net gain (loss) on investments ...............       (5,783)     110,686      12,471      4,036      16,483
                                                        ---------      -------      ------    -------     -------
   Reinvested capital gains ........................        5,274           --          --        364          --
                                                        ---------      -------      ------    -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $  13,280      147,953      15,386      8,980      16,342
                                                        =========      =======      ======    =======     =======

                                                        GVITMyMkt   GVITMyMkt5   NWGVITStrVal
                                                       ----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................          747       --            --
   Mortality and expense risk charges (note 3) .....         (445)      --            --
                                                       ----------      ---           ---
      Net investment income (loss) .................          302       --            --
                                                       ----------      ---           ---

   Proceeds from mutual fund shares sold ...........    1,121,017       --            --
   Cost of mutual fund shares sold .................   (1,121,017)      --            --
                                                       ----------      ---           ---
      Realized gain (loss) on investments ..........           --       --            --
   Change in unrealized gain (loss)
      on investments ...............................           --       (1)           --
                                                       ----------      ---           ---
      Net gain (loss) on investments ...............           --       (1)           --
                                                       ----------      ---           ---
   Reinvested capital gains ........................           --       --            --
                                                       ----------      ---           ---
         Net increase (decrease) in contract owners'
            equity resulting from operations .......          302       (1)           --
                                                       ==========      ===           ===

                                                       GVITSmComp   GVITTotRt   GVITWLead   INVDynF   INVEqIncF
                                                       ----------   ---------   ---------   -------   ---------
Investment activity:
   Reinvested dividends ............................    $    --          438          --         --          --
   Mortality and expense risk charges (note 3) .....        (57)        (185)       (135)        (3)     (5,634)
                                                        -------      -------     -------     ------    --------
      Net investment income (loss) .................        (57)         253        (135)        (3)     (5,634)
                                                        -------      -------     -------     ------    --------

   Proceeds from mutual fund shares sold ...........      3,986       45,126      33,309          3     146,802
   Cost of mutual fund shares sold .................     (4,830)     (51,803)    (31,996)        (3)   (200,967)
                                                        -------      -------     -------     ------    --------
      Realized gain (loss) on investments ..........       (844)      (6,677)      1,313         --     (54,165)
   Change in unrealized gain (loss)
      on investments ...............................     11,546       20,575       7,581     (1,116)    335,199
                                                        -------      -------     -------     ------    --------
      Net gain (loss) on investments ...............     10,702       13,898       8,894     (1,116)    281,034
                                                        -------      -------     -------     ------    --------
   Reinvested capital gains ........................         --           --          --         --          --
                                                        -------      -------     -------     ------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $10,645       14,151       8,759     (1,119)    275,400
                                                        =======      =======     =======     ======    ========

                                                        INVGrF    INVHealthF   INVHiYldF
                                                       --------   ----------   ---------
Investment activity:
   Reinvested dividends ............................         --         --          --
   Mortality and expense risk charges (note 3) .....     (5,491)       (76)        (17)
                                                       --------    -------      ------
      Net investment income (loss) .................     (5,491)       (76)        (17)
                                                       --------    -------      ------

   Proceeds from mutual fund shares sold ...........    136,540     11,571       7,616
   Cost of mutual fund shares sold .................   (406,175)   (15,122)     (7,542)
                                                       --------    -------      ------
      Realized gain (loss) on investments ..........   (269,635)    (3,551)         74
   Change in unrealized gain (loss)
      on investments ...............................    606,659     11,393       1,706
                                                       --------    -------      ------
      Net gain (loss) on investments ...............    337,024      7,842       1,780
                                                       --------    -------      ------
   Reinvested capital gains ........................         --         --          --
                                                       --------    -------      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    331,533      7,766       1,763
                                                       ========    =======      ======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       INVREO   INVSmCoGrF   INVTechF   INVTotRetF   INVUtilF
                                                       ------   ----------   --------   ----------   --------
Investment activity:
   Reinvested dividends ............................   $ --            --          --         --          --
   Mortality and expense risk charges (note 3) .....     (1)       (6,600)       (201)    (2,086)        (76)
                                                       ----      --------    --------    -------     -------
      Net investment income (loss) .................     (1)       (6,600)       (201)    (2,086)        (76)
                                                       ----      --------    --------    -------     -------

   Proceeds from mutual fund shares sold ...........     --       257,743      60,279     46,464      32,983
   Cost of mutual fund shares sold .................     --      (414,925)   (105,879)   (54,156)    (36,107)
                                                       ----      --------    --------    -------     -------
      Realized gain (loss) on investments ..........     --      (157,182)    (45,600)    (7,692)     (3,124)
   Change in unrealized gain (loss)
      on investments ...............................     84       567,667      67,456     86,879       9,827
                                                       ----      --------    --------    -------     -------
      Net gain (loss) on investments ...............     84       410,485      21,856     79,187       6,703
                                                       ----      --------    --------    -------     -------
   Reinvested capital gains ........................     --            --          --         --          --
                                                       ----      --------    --------    -------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 83       403,885      21,655     77,101       6,627
                                                       ====      ========    ========    =======     =======

                                                       MFSVITInGr   MFSVITVS   OppGlSec
                                                       ----------   --------   --------
Investment activity:
   Reinvested dividends ............................          --        467        367
   Mortality and expense risk charges (note 3) .....        (598)      (240)      (164)
                                                        --------    -------    -------
      Net investment income (loss) .................        (598)       227        203
                                                        --------    -------    -------

   Proceeds from mutual fund shares sold ...........     126,437     90,941     14,498
   Cost of mutual fund shares sold .................    (116,353)   (80,406)   (13,421)
                                                        --------    -------    -------
      Realized gain (loss) on investments ..........      10,084     10,535      1,077
   Change in unrealized gain (loss)
      on investments ...............................      62,354     18,815     23,109
                                                        --------    -------    -------
      Net gain (loss) on investments ...............      72,438     29,350     24,186
                                                        --------    -------    -------
   Reinvested capital gains ........................          --         --         --
                                                        --------    -------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      71,840     29,577     24,389
                                                        ========    =======    =======

                                                       PIMRealRet   PIMTotRet   PUTVTIntGr   PUTVTIntlEqIB   RoySmCp
                                                       ----------   ---------   ----------   -------------   -------
Investment activity:
   Reinvested dividends ............................   $   9,171       17,060         --          2,911           --
   Mortality and expense risk charges (note 3) .....        (547)      (2,221)        --           (594)        (442)
                                                       ---------     --------     ------        -------      -------
      Net investment income (loss) .................       8,624       14,839         --          2,317         (442)
                                                       ---------     --------     ------        -------      -------

   Proceeds from mutual fund shares sold ...........     501,733      154,372      8,860         30,852       39,500
   Cost of mutual fund shares sold .................    (515,259)    (152,173)    (8,839)       (29,668)     (36,964)
                                                       ---------     --------     ------        -------      -------
      Realized gain (loss) on investments ..........     (13,526)       2,199         21          1,184        2,536
   Change in unrealized gain (loss)
      on investments ...............................       5,462       32,461         --         67,034       72,427
                                                       ---------     --------     ------        -------      -------
      Net gain (loss) on investments ...............      (8,064)      34,660         21         68,218       74,963
                                                       ---------     --------     ------        -------      -------
   Reinvested capital gains ........................          --           --         --             --           --
                                                       ---------     --------     ------        -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $     560       49,499         21         70,535       74,521
                                                       =========     ========     ======        =======      =======

                                                       SalBrInv   SGVITMdCpGr   WRSmCap
                                                       --------   -----------   --------
Investment activity:
   Reinvested dividends ............................         --          --           --
   Mortality and expense risk charges (note 3) .....       (149)        (68)        (303)
                                                       --------     -------     --------
      Net investment income (loss) .................       (149)        (68)        (303)
                                                       --------     -------     --------

   Proceeds from mutual fund shares sold ...........    134,793      24,490      124,090
   Cost of mutual fund shares sold .................   (172,300)    (17,044)    (110,875)
                                                       --------     -------     --------
      Realized gain (loss) on investments ..........    (37,507)      7,446       13,215
   Change in unrealized gain (loss)
      on investments ...............................     42,936       3,237       27,601
                                                       --------     -------     --------
      Net gain (loss) on investments ...............      5,429      10,683       40,816
                                                       --------     -------     --------
   Reinvested capital gains ........................         --          --           --
                                                       --------     -------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      5,280      10,615       40,513
                                                       ========     =======     ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      Total                 AIMBVF           AIMMCapCore           AllGroInc
                                            ------------------------   ----------------   ------------------   -----------------
                                               2003          2002       2003      2002      2003       2002     2003      2002
                                            -----------   ----------   -------   ------   ---------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   231,032      197,266      (946)    --        (1,251)    --       5,197     --
   Realized gain (loss) on investments ..    (1,206,935)  (1,171,462)   16,606     --            28     --       7,736     --
   Change in unrealized gain (loss)
      on investments ....................     4,860,567   (2,149,937)   45,573     --        59,068     --      72,196     --
   Reinvested capital gains .............         5,638      137,478        --     --            --     --          --     --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     3,890,302   (2,986,655)   61,233     --        57,845     --      85,129     --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........    10,175,032    6,093,920    73,137     --        97,515     --      (1,155)    --
   Transfers between funds ..............            --           --   329,084     --       339,714     --     475,730     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (352,156)    (575,028)  361,273     --       (14,083)    --      (3,678)    --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---
         Net equity transactions ........     9,822,876    5,518,892   763,494     --       423,146     --     470,897     --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---

Net change in contract owners' equity ...    13,713,178    2,532,237   824,727     --       480,991     --     556,026     --
Contract owners' equity beginning
   of period ............................    27,571,639   29,229,603        --     --       520,031     --          --     --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---
Contract owners' equity end of period ...   $41,284,817   31,761,840   824,727     --     1,001,022     --     556,026     --
                                            ===========   ==========   =======    ===     =========    ===     =======    ===

CHANGES IN UNITS:
   Beginning units ......................     3,825,320    3,174,702        --     --        52,865     --          --     --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---
   Units purchased ......................     2,319,355      943,108    79,793     --        40,062     --      63,673     --
   Units redeemed .......................    (1,157,330)    (336,960)   (1,130)    --        (1,429)    --        (462)    --
                                            -----------   ----------   -------    ---     ---------    ---     -------    ---
   Ending units .........................     4,987,345    3,780,850    78,663     --        91,498     --      63,211     --
                                            ===========   ==========   =======    ===     =========    ===     =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 CVSSEP          ComGVITVal        DryMidCapIx        DryMidCapStk
                                            ----------------   ---------------   ----------------   ----------------
                                             2003      2002     2003     2002     2003      2002     2003      2002
                                            -------   ------   ------   ------   -------   ------   -------   ------
Investment activity:
   Net investment income (loss) .........   $   (35)    --        284     --         658     --          --     --
   Realized gain (loss) on investments ..     1,157     --         --     --       4,645     --     (25,084)    --
   Change in unrealized gain (loss)
      on investments ....................     4,495     --     (3,073)    --     134,106     --          --     --
   Reinvested capital gains .............        --     --         --     --          --     --          --     --
                                            -------    ---     ------    ---     -------    ---     -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     5,617     --     (2,789)    --     139,409     --     (25,084)    --
                                            -------    ---     ------    ---     -------    ---     -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........        --     --      1,401     --     213,559     --          --     --
   Transfers between funds ..............    25,890     --     93,106     --     577,088     --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (138)    --         (1)    --      (7,992)    --      25,084     --
                                            -------    ---     ------    ---     -------    ---     -------    ---
         Net equity transactions ........    25,752     --     94,506     --     782,655     --      25,084     --
                                            -------    ---     ------    ---     -------    ---     -------    ---

Net change in contract owners' equity ...    31,369     --     91,717     --     922,064     --          --     --
Contract owners' equity beginning
   of period ............................        --     --         --     --          --     --          --     --
                                            -------    ---     ------    ---     -------    ---     -------    ---
Contract owners' equity end of period ...   $31,369     --     91,717     --     922,064     --          --     --
                                            =======    ===     ======    ===     =======    ===     =======    ===

CHANGES IN UNITS:
   Beginning units ......................        --     --         --     --          --     --          --     --
                                            -------    ---     ------    ---     -------    ---     -------    ---
   Units purchased ......................     4,202     --     11,904     --      72,383     --          --     --
   Units redeemed .......................    (1,398)    --         --     --        (711)    --          --     --
                                            -------    ---     ------    ---     -------    ---     -------    ---
   Ending units .........................     2,804     --     11,904     --      71,672     --          --     --
                                            =======    ===     ======    ===     =======    ===     =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   DryStkIx         DryVIFQualBd       FGVITHiInc            FidVIPEIS
                                            -------------------   ----------------   ---------------   ---------------------
                                               2003       2002     2003     2002      2003     2002       2003       2002
                                            ----------   ------   ------   -------   ------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    6,014     --        1         (18)    --       --        82,435      82,526
   Realized gain (loss) on investments ..        8,080     --        1         672     --       --       (54,751)     (5,802)
   Change in unrealized gain (loss)
      on investments ....................      144,785     --       11         194     --       --       484,412    (610,775)
   Reinvested capital gains .............           --     --       --          --     --       --            --     136,679
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      158,879     --       13         848     --       --       512,096    (397,372)
                                            ----------    ---      ----    -------    ---      ---     ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........      236,490     --       --       1,574     --       --            --          --
   Transfers between funds ..............      915,791     --       --     (91,600)    --       --        86,559     (14,714)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................       (9,465)    --      (13)       (296)    --       --       (97,742)    (89,649)
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------
         Net equity transactions ........    1,142,816     --      (13)    (90,322)    --       --       (11,183)   (104,363)
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------

Net change in contract owners' equity ...    1,301,695     --       --     (89,474)    --       --       500,913    (501,735)
Contract owners' equity beginning
   of period ............................           --     --       --      89,474     --       --     4,955,898   6,356,040
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------
Contract owners' equity end of period ...   $1,301,695     --       --          --     --       --     5,456,811   5,854,305
                                            ==========    ===      ===     =======    ===      ===     =========   =========

CHANGES IN UNITS:
   Beginning units ......................           --     --       --       7,599     --       --       559,168     592,870
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------
   Units purchased ......................      162,507     --       --         133     --       --         9,303          --
   Units redeemed .......................       (1,417)    --       --      (7,732)    --       --       (11,025)     (9,719)
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------
   Ending units .........................      161,090     --       --          --     --       --       557,446     583,151
                                            ----------    ---      ---     -------    ---      ---     ---------   ---------

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 FidVIPGrS            FidVIPOvS
                                            ------------------   ---------------------
                                              2003       2002      2003        2002
                                            ---------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $   (412)      (28)     29,050      20,095
   Realized gain (loss) on investments ..    (12,880)      (18)   (483,359)    (65,884)
   Change in unrealized gain (loss)
      on investments ....................     72,721    (6,162)    899,156       8,654
   Reinvested capital gains .............         --        --          --          --
                                            --------    ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     59,429    (6,208)    444,847     (37,135)
                                            --------    ------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........         --        --     715,305   1,172,617
   Transfers between funds ..............    257,996    82,830    (572,327)    238,710
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (5,492)     (216)   (103,722)    (82,033)
                                            --------    ------   ---------   ---------
         Net equity transactions ........    252,504    82,614      39,256   1,329,294
                                            --------    ------   ---------   ---------

Net change in contract owners' equity ...    311,933    76,406     484,103   1,292,159
Contract owners' equity beginning
   of period ............................     64,775        --   3,933,361   2,887,278
                                            --------    ------   ---------   ---------
Contract owners' equity end of period ...   $376,708    76,406   4,417,464   4,179,437
                                            ========    ======   =========   =========

CHANGES IN UNITS:
   Beginning units ......................      9,523        --     574,848     334,783
                                            --------    ------   ---------   ---------
   Units purchased ......................     40,199     9,718     126,065     172,762
   Units redeemed .......................       (793)      (24)   (114,476)     (9,515)
                                            --------    ------   ---------   ---------
   Ending units .........................     48,929     9,694     586,437     498,030
                                            ========    ======   =========   =========

                                                  FidVIPConS              FidVIPI500
                                            ---------------------   ---------------------
                                              2003         2002       2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........       6,898      19,243      39,901      34,313
   Realized gain (loss) on investments ..     (78,948)    (15,648)    (69,266)    (18,296)
   Change in unrealized gain (loss)
      on investments ....................     421,014     (45,710)    336,238    (522,069)
   Reinvested capital gains .............          --          --          --          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     348,964     (42,115)    306,873    (506,052)
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........          --          --          --          --
   Transfers between funds ..............     283,733      89,950     (30,861)    215,860
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (70,900)    (56,245)    (55,055)    (51,072)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........     212,833      33,705     (85,916)    164,788
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...     561,797      (8,410)    220,957    (341,264)
Contract owners' equity beginning
   of period ............................   3,470,072   3,883,146   2,800,293   3,619,392
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   4,031,869   3,874,736   3,021,250   3,278,128
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     384,953     388,621     457,424     457,849
                                            ---------   ---------   ---------   ---------
   Units purchased ......................      32,019       8,759          --      27,958
   Units redeemed .......................      (7,836)     (5,553)    (14,650)     (6,663)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     409,136     391,827     442,774     479,144
                                            =========   =========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 FidVIPInvGrB             FidVIPBalS            FTVIPFS            GVITGvtBd
                                            ---------------------   ---------------------   ----------------   ------------------
                                              2003         2002        2003       2002       2003      2002      2003      2002
                                            ---------   ---------   ---------   ---------   -------   ------   -------   --------
Investment activity:
   Net investment income (loss) .........   $  13,789        (759)     37,267      36,220     2,915     --       4,580    16,956
   Realized gain (loss) on investments ..      36,951       1,477      (6,943)    (94,598)       67     --       6,462       652
   Change in unrealized gain (loss)
      on investments ....................     (42,734)      1,329     117,629     (91,921)   12,404     --      (2,426)    8,391
   Reinvested capital gains .............       5,274          --          --          --        --     --         364       799
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      13,280       2,047     147,953    (150,299)   15,386     --       8,980    26,798
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........          --   1,136,978          --          --        --     --      16,234   168,037
   Transfers between funds ..............    (604,841)   (652,304)    162,826     278,378   158,469     --     (53,979)  278,791
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (6,587)     (5,196)    (29,515)    (23,025)     (457)    --      (7,673)  (14,863)
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------
         Net equity transactions ........    (611,428)    479,478     133,311     255,353   158,012     --     (45,418)  431,965
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------

Net change in contract owners' equity ...    (598,148)    481,525     281,264     105,054   173,398     --     (36,438)  458,763
Contract owners' equity beginning
   of period ............................     848,172          --   1,360,148   1,421,554        --     --     253,403   367,217
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------
Contract owners' equity end of period ...   $ 250,024     481,525   1,641,412   1,526,608   173,398     --     216,965   825,980
                                            =========   =========   =========   =========   =======    ===     =======   =======

CHANGES IN UNITS:
   Beginning units ......................      75,241          --     154,828     147,063        --     --      19,615    31,421
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------
   Units purchased ......................          --     109,241      18,720      27,371    17,093     --      26,900    37,805
   Units redeemed .......................     (53,979)    (63,641)     (3,279)     (2,432)      (47)    --     (30,307)   (1,255)
                                            ---------   ---------   ---------   ---------   -------    ---     -------   -------
   Ending units .........................      21,262      45,600     170,269     172,002    17,046     --      16,208    67,971
                                            =========   =========   =========   =========   =======    ===     =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 GVITGrowth             GVITMyMkt              GVITMyMkt5         NWGVITStrVal
                                            -------------------   ----------------------   -------------------   ---------------
                                               2003       2002       2003         2002        2003       2002     2003     2002
                                            ---------   -------   ----------   ---------   ----------   ------   ------   ------
Investment activity:
   Net investment income (loss) .........   $   (141)      (298)         302       8,449           --     --       --       --
   Realized gain (loss) on investments ..     (7,618)      (137)          --          --           --     --       --       --
   Change in unrealized gain (loss)
      on investments ....................     24,101    (29,321)          --          --           (1)    --       --       --
   Reinvested capital gains .............         --         --           --          --           --     --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     16,342    (29,756)         302       8,449           (1)    --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........      6,751     14,570    1,836,169     572,758    4,587,621     --       --       --
   Transfers between funds ..............     14,441    169,769   (1,374,757)     80,436   (4,582,121)    --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (2,617)    (2,889)     (23,225)    (40,699)      (5,499)    --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---
         Net equity transactions ........     18,575    181,450      438,187     612,495            1     --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---

Net change in contract owners' equity ...     34,917    151,694      438,489     620,944           --     --       --       --
Contract owners' equity beginning
   of period ............................     80,268         --          470   1,503,096           --     --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---
Contract owners' equity end of period ...   $115,185    151,694      438,959   2,124,040           --     --       --       --
                                            ========    =======   ==========   =========   ==========    ===      ===      ===

CHANGES IN UNITS:
   Beginning units ......................     20,775         --           41     132,087           --     --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---
   Units purchased ......................     29,218     34,283      136,380      57,357      484,549     --       --       --
   Units redeemed .......................    (24,199)      (571)     (98,221)     (3,570)    (484,549)    --       --       --
                                            --------    -------   ----------   ---------   ----------    ---      ---      ---
   Ending units .........................     25,794     33,712       38,200     185,874           --     --       --       --
                                            ========    =======   ==========   =========   ==========    ===      ===      ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               GVITSmComp          GVITTotRt          GVITWLead            INVDynF
                                            ----------------   -----------------   ----------------   ------------------
                                             2003      2002     2003      2002      2003      2002     2003       2002
                                            -------   ------   -------   -------   -------   ------   -------   --------
Investment activity:
   Net investment income (loss) .........   $   (57)    (115)      253       222      (135)    --          (3)       (61)
   Realized gain (loss) on investments ..      (844)      29    (6,677)       23     1,313     --          --    (75,763)
   Change in unrealized gain (loss)
      on investments ....................    11,546   (1,221)   20,575    (9,089)    7,581     --      (1,116)    67,957
   Reinvested capital gains .............        --       --        --        --        --     --          --         --
                                            -------   ------   -------   -------   -------    ---      ------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,645   (1,307)   14,151    (8,844)    8,759     --      (1,119)    (7,867)
                                            -------   ------   -------   -------   -------    ---      ------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........     3,823    5,194     6,845    13,046     5,451     --         563      7,081
   Transfers between funds ..............    58,366   60,515   (34,763)  152,013   (20,486)    --      37,386   (301,423)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................    (1,004)  (1,124)   (3,400)   (2,760)   (2,484)    --           1     (1,035)
                                            -------   ------   -------   -------   -------    ---      ------   --------
         Net equity transactions ........    61,185   64,585   (31,318)  162,299   (17,519)    --      37,950   (295,377)
                                            -------   ------   -------   -------   -------    ---      ------   --------

Net change in contract owners' equity ...    71,830   63,278   (17,167)  153,455    (8,760)    --      36,831   (303,244)
Contract owners' equity beginning
   of period ............................     8,638       --   129,049        --    97,091     --          --    303,244
                                            -------   ------   -------   -------   -------    ---      ------   --------
Contract owners' equity end of period ...   $80,468   63,278   111,882   153,455    88,331     --      36,831         --
                                            =======   ======   =======   =======   =======    ===      ======   ========

CHANGES IN UNITS:
   Beginning units ......................       717       --    17,310        --    15,496     --          --     30,111
                                            -------   ------   -------   -------   -------    ---      ------   --------
   Units purchased ......................     8,017    4,607    19,800    18,361    14,590     --       4,629        686
   Units redeemed .......................    (2,963)     (77)  (23,807)     (306)  (17,271)    --          --    (30,797)
                                            -------   ------   -------   -------   -------    ---      ------   --------
   Ending units .........................     5,771    4,530    13,303    18,055    12,815     --       4,629         --
                                            =======   ======   =======   =======   =======    ===      ======   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   INVEqIncF                 INVGrF             INVHealthF        INVHiYldF
                                            ----------------------   ---------------------   ---------------   ----------------
                                               2003         2002        2003       2002       2003     2002     2003     2002
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
Investment activity:
   Net investment income (loss) .........   $   (5,634)     (5,050)     (5,491)     (5,118)     (76)     (58)     (17)   (1,486)
   Realized gain (loss) on investments ..      (54,165)   (113,998)   (269,635)   (732,671)  (3,551)     (12)      74    (8,147)
   Change in unrealized gain (loss)
      on investments ....................      335,199     (94,364)    606,659     (96,560)  11,393   (3,315)   1,706   (56,118)
   Reinvested capital gains .............           --          --          --          --       --       --       --        --
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      275,400    (213,412)    331,533    (834,349)   7,766   (3,385)   1,763   (65,751)
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........      450,807     757,750     438,819     912,150    3,669    2,783    1,521   238,105
   Transfers between funds ..............      (49,623)   (716,898)    (67,062)   (538,700)   9,661   32,432   24,306    49,241
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................      (67,819)    (53,098)    (63,983)    (54,497)  (1,385)    (571)    (300)  (15,409)
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
         Net equity transactions ........      333,365     (12,246)    307,774     318,953   11,945   34,644   25,527   271,937
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------

Net change in contract owners' equity ...      608,765    (225,658)    639,307    (515,396)  19,711   31,259   27,290   206,186
Contract owners' equity beginning
   of period ............................    2,488,293   2,653,428   2,315,632   2,688,987   47,811       --       --   554,330
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
Contract owners' equity end of period ...   $3,097,058   2,427,770   2,954,939   2,173,591   67,522   31,259   27,290   760,516
                                            ==========   =========   =========   =========   ======   ======   ======   =======

CHANGES IN UNITS:
   Beginning units ......................      286,948     246,524     703,188     496,604    5,342       --       --    68,560
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
   Units purchased ......................       78,733      71,620     126,320     174,723    6,577    3,146    3,044    36,410
   Units redeemed .......................      (41,411)    (72,725)    (36,278)   (113,141)  (5,446)     (52)     (34)   (1,960)
                                            ----------   ---------   ---------   ---------   ------   ------   ------   -------
   Ending units .........................      324,270     245,419     793,230     558,186    6,473    3,094    3,010   103,010
                                            ==========   =========   =========   =========   ======   ======   ======   =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 INVREO            INVSmCoGrF             INVTechF            INVTotRetF
                                            ---------------   ---------------------   -----------------   -------------------
                                             2003     2002       2003       2002        2003     2002       2003       2002
                                            ------   ------   ---------   ---------   -------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $   (1)    --        (6,600)     (5,490)     (201)     (236)     (2,086)   (1,587)
   Realized gain (loss) on investments ..       --     --      (157,182)    (18,955)  (45,600)     (318)     (7,692)  (23,974)
   Change in unrealized gain (loss)
      on investments ....................       84     --       567,667    (567,487)   67,456   (51,179)     86,879   (17,821)
   Reinvested capital gains .............       --     --            --          --        --        --          --        --
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................       83     --       403,885    (591,932)   21,655   (51,733)     77,101   (43,382)
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........       92     --       539,431     859,657     7,307    12,626     158,389   197,303
   Transfers between funds ..............    6,111     --      (168,139)    135,862   (53,367)  147,121     281,997    50,980
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................        2     --       (78,051)    (57,281)   (3,634)   (2,235)    (25,739)  (16,404)
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------
         Net equity transactions ........    6,205     --       293,241     938,238   (49,694)  157,512     414,647   231,879
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------

Net change in contract owners' equity ...    6,288     --       697,126     346,306   (28,039)  105,779     491,748   188,497
Contract owners' equity beginning
   of period ............................       --     --     2,890,558   2,273,776   151,479        --     908,187   628,641
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------
Contract owners' equity end of period ...   $6,288     --     3,587,684   2,620,082   123,440   105,779   1,399,935   817,138
                                            ======    ===     =========   =========   =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       --     --       318,301     171,788    27,179        --     111,191    68,822
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------
   Units purchased ......................      410     --        65,131      79,527    21,576    15,549      70,737    27,444
   Units redeemed .......................       --     --       (32,299)     (4,728)  (30,265)     (258)    (22,974)   (1,813)
                                            ------    ---     ---------   ---------   -------   -------   ---------   -------
   Ending units .........................      410     --       351,133     246,587    18,490    15,291     158,954    94,453
                                            ======    ===     =========   =========   =======   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  INVUtilF          MFSVITInGr         MFSVITVS          OppGlSec
                                            ------------------   ----------------   ----------------   ----------------
                                              2003      2002       2003     2002      2003     2002      2003     2002
                                            --------   -------   -------   ------   -------   ------   -------   ------
Investment activity:
   Net investment income (loss) .........   $    (76)     (79)      (598)    --         227     --         203     --
   Realized gain (loss) on investments ..     (3,124)     (30)    10,084     --      10,535     --       1,077     --
   Change in unrealized gain (loss)
      on investments ....................      9,827   (5,169)    62,354     --      18,815     --      23,109     --
   Reinvested capital gains .............         --       --         --     --          --     --          --     --
                                            --------   ------    -------    ---     -------    ---     -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      6,627   (5,278)    71,840     --      29,577     --      24,389     --
                                            --------   ------    -------    ---     -------    ---     -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........      3,123    3,825    132,336     --     129,019     --      19,699     --
   Transfers between funds ..............    (17,704)  44,571    338,629     --      80,783     --     169,891     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (1,441)    (764)    (4,967)    --      (2,059)    --      (1,914)    --
                                            --------   ------    -------    ---     -------    ---     -------    ---
         Net equity transactions ........    (16,022)  47,632    465,998     --     207,743     --     187,676     --
                                            --------   ------    -------    ---     -------    ---     -------    ---

Net change in contract owners' equity ...     (9,395)  42,354    537,838     --     237,320     --     212,065     --
Contract owners' equity beginning
   of period ............................     44,963       --         --     --          --     --          --     --
                                            --------   ------    -------    ---     -------    ---     -------    ---
Contract owners' equity end of period ...   $ 35,568   42,354    537,838     --     237,320     --     212,065     --
                                            ========   ======    =======    ===     =======    ===     =======    ===

CHANGES IN UNITS:
   Beginning units ......................      6,844       --         --     --          --     --          --     --
                                            --------   ------    -------    ---     -------    ---     -------    ---
   Units purchased ......................     10,465    6,153     68,209     --      32,596     --      25,238     --
   Units redeemed .......................    (12,384)    (103)    (3,740)    --      (5,831)    --        (263)    --
                                            --------   ------    -------    ---     -------    ---     -------    ---
   Ending units .........................      4,925    6,050     64,469     --      26,765     --      24,975     --
                                            ========   ======    =======    ===     =======    ===     =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                PIMRealRet           PIMTotRet         PUTVTIntGr       PUTVTIntlEqIB
                                            -----------------   ------------------   ---------------   ----------------
                                              2003      2002      2003       2002     2003     2002      2003     2002
                                            --------   ------   ---------   ------   ------   ------   -------   ------
Investment activity:
   Net investment income (loss) .........   $  8,624     --        14,839     --       --       --       2,317     --
   Realized gain (loss) on investments ..    (13,526)    --         2,199     --       21       --       1,184     --
   Change in unrealized gain (loss)
      on investments ....................      5,462     --        32,461     --       --       --      67,034     --
   Reinvested capital gains .............         --     --            --     --       --       --          --     --
                                            --------    ---     ---------    ---      ---      ---     -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        560     --        49,499     --       21       --      70,535     --
                                            --------    ---     ---------    ---      ---      ---     -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........     45,476     --        55,469     --       --       --     124,840     --
   Transfers between funds ..............    381,740     --     1,838,624     --       --       --     478,663     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (7,117)    --       (13,770)    --      (21)      --      (4,302)    --
                                            --------    ---     ---------    ---      ---      ---     -------    ---
         Net equity transactions ........    420,099     --     1,880,323     --      (21)      --     599,201     --
                                            --------    ---     ---------    ---      ---      ---     -------    ---

Net change in contract owners' equity ...    420,659     --     1,929,822     --       --       --     669,736     --
Contract owners' equity beginning
   of period ............................         --     --            --     --       --       --          --     --
                                            --------    ---     ---------    ---      ---      ---     -------    ---
Contract owners' equity end of period ...   $420,659     --     1,929,822     --       --       --     669,736     --
                                            ========    ===     =========    ===      ===      ===     =======    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --            --     --       --       --          --     --
                                            --------    ---     ---------    ---      ----     ---     -------    ---
   Units purchased ......................     61,726     --       172,830     --       --       --      64,952     --
   Units redeemed .......................    (27,675)    --        (1,239)    --       --       --        (467)    --
                                            --------    ---     ---------    ---      ----     ---     -------    ---
   Ending units .........................     34,051     --       171,591     --       --       --      64,485     --
                                            ========    ===     =========    ===      ====     ===     =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                 RoySmCp            SalBrInv           SGVITMdCpGr          WRSmCap
                                            -----------------   ------------------   ----------------   ----------------
                                              2003      2002      2003      2002      2003      2002      2003     2002
                                            --------   ------   --------   -------   -------   ------   -------   ------
Investment activity:
   Net investment income (loss) .........   $   (442)    --         (149)     (313)      (68)     (62)     (303)    --
   Realized gain (loss) on investments ..      2,536     --      (37,507)      (20)    7,446      (44)   13,215     --
   Change in unrealized gain (loss)
      on investments ....................     72,427     --       42,936   (20,179)    3,237   (8,002)   27,601     --
   Reinvested capital gains .............         --     --           --        --        --       --        --     --
                                            --------    ---     --------   -------   -------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     74,521     --        5,280   (20,512)   10,615   (8,108)   40,513     --
                                            --------    ---     --------   -------   -------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 5) ..........    136,818     --        3,537    14,772     2,286    3,094   122,685     --
   Transfers between funds ..............    252,871     --     (131,880)  172,124   (24,843)  36,056   107,298     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .................     (4,192)    --       (2,773)   (3,070)   (1,246)    (597)   (3,061)    --
                                            --------    ---     --------   -------   -------   ------   -------    ---
         Net equity transactions ........    385,497     --     (131,116)  183,826   (23,803)  38,553   226,922     --
                                            --------    ---     --------   -------   -------   ------   -------    ---

Net change in contract owners' equity ...    460,018     --     (125,836)  163,314   (13,188)  30,445   267,435     --
Contract owners' equity beginning
   of period ............................         --     --      160,906        --    42,141       --        --     --
                                            --------    ---     --------   -------   -------   ------   -------    ---
Contract owners' equity end of period ...   $460,018     --       35,070   163,314    28,953   30,445   267,435     --
                                            ========    ===     ========   =======   =======   ======   =======    ===

CHANGES IN UNITS:
   Beginning units ......................         --     --       17,337        --     6,186       --        --     --
                                            --------    ---     --------   -------   -------   ------   -------    ---
   Units purchased ......................     54,095     --        9,389    15,750     9,751    3,745    35,570     --
   Units redeemed .......................       (559)    --      (23,445)     (263)  (12,482)     (62)   (6,589)    --
                                            --------    ---     --------   -------   -------   ------   -------    ---
   Ending units .........................     53,536     --        3,281    15,487     3,455    3,683    28,981     --
                                            ========    ===     ========   =======   =======   ======   =======    ===

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc. (AIM VIF);
                    *AIM VIF - Basic Value Fund - Series 1 (AIMBVF)
                     AIM VIF - Capital Development Fund - Series 1 (AIMCDF)
                    *AIM VIF - Mid Cap Core Equity Fund - Series 1 (AIMMCapCore)

               Portfolios of Alliance Variable Products Series Funds, Inc.;
                    *Alliance VPS Growth & Income Portfolio - Class A
                        (AllGroInc)
                     Alliance VPS Growth & Income Portfolio - Class B
                        (AllGroInc)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                     American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                        (ACVPCapAp)
                     American Century VP Growth Fund - Class I (ACVP)
                     American Century VP Income & Growth Fund - Class I
                        (ACVPIncGr)
                     American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra) American Century VP Value Fund - Class I (ACVPVal) American Century VP Vista Fund - Class I (ACVPVis)

               Portfolios of Bank One One Group Investment Trust;
                     One Group(R) IT - Balanced Portfolio (ONEBal)
                     One Group(R) IT - Bond Portfolio (ONEBP)
                     One Group(R) IT - Diversified Equity Portfolio (ONEDIVE) One Group(R) IT - Diversified Mid Cap Portfolio (ONEDivMid) One Group(R) IT - Equity Index Portfolio (ONEEqInd)
                     One Group(R) IT - Government Bond Portfolio (ONEGovBd)
                     One Group(R) IT - Large Cap Growth Portfolio (ONELgCap)
                     One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
                     One Group(R) IT - Mid Cap Value Portfolio (ONEMidCapV)

               Portfolio of Baron Capital Asset Trust Insurance Series;
                     Baron Capital Asset Trust (BCAT)

               Portfolio of Berger Funds;
                     Berger IPT - Mid Cap Value Fund (BergMCV)

               Portfolio of the Calvert Series (CVS) Inc;
                    *Calvert Social Equity Portfolio (CVSSEP)

              *Comstock GVIT Value Fund - Class I
                     (formerly Nationwide(R) SAT Federated Equity Income) (ComGVITVal)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                    *Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                     Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                        (DryMidCapStk)
                     Dreyfus IP - Small Cap Stock Index Portfolio - Service
                        Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

              *Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                     Dreyfus VIF - Appreciation Portfolio - Initial Shares
                        (DryVIFApp)
                     Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
                        (DryDisSt)
                     Dreyfus VIF - International Value Portfolio - Initial
                        Shares (DryIntVal)
                     Dreyfus VIF - Limited Term High Income Portfolio - Initial
                        Shares (DryLimHiTerm)
                     Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                        (DryVIFQualBd)
                     Dreyfus VIF - Small Company Stock Portfolio - Initial
                        Shares (DrySmCo)

               Federated GVIT (formerly Nationwide(R) NSAT) High Income Bond
                  Fund - Class I (FGVITHiInc)

               Federated Insurance Series
                     Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                    *Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                        (FidVIPEIS)
                    *Fidelity(R) VIP - Growth Portfolio: Service Class
                        (FidVIPGrS)
                     Fidelity(R) VIP - High Income Portfolio: Service Class
                        (FidVIPHIS)
                    *Fidelity(R) VIP - Overseas Portfolio: Service Class
                        (FidVIPOvS)
                     Fidelity(R) VIP - Value Portfolio: Service Class
                        (FidVIPVal)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                     Fidelity(R) VIP II - Asset Manager Portfolio: Service Class
                        (FidVIPAMS)
                     Fidelity(R) VIP II - Asset Manager: Growth Portfolio:
                        Service Class (FidVIPAMGroS)
                    *Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                        (FidVIPConS)
                    *Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                        (FidVIPI500)
                    *Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                        Service Class (FidVIPInvGrB)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                     Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                        Class (FidVIPAggGrs)
                    *Fidelity(R) VIP III - Balanced Portfolio: Service Class
                        (FidVIPBalS)
                     Fidelity(R) VIP III - Dynamic Capital Appreciation
                        Portfolio: Service Class (FidVIPDyns)
                     Fidelity(R) VIP III - Growth & Income Portfolio: Service
                        Class (FidVIPGrInS)
                     Fidelity(R) VIP III - Growth Opportunities Portfolio:
                        Service Class (FidVIPGrOPS)
                     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                        (FidVIPMCap)
                     Fidelity(R) VIP III - Value Strategies Portfolio: Service
                        Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust
                    *Templeton VIT - Templeton Foreign Securities Fund - Class 2
                        (FTVIPFS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                     Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                        (GVITGlFin)
                     Gartmore GVIT Global Health Sciences Fund - Class I
                        (GVITGlHlth)
                     Gartmore GVIT Global Technology and Communications Fund -
                        Class I (GVITGlTech)
                     Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                    *Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) *Gartmore GVIT Growth Fund - Class I
                        (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                     Gartmore GVIT Investor Destinations Aggressive Fund
                        (GVITIDAgg)
                     Gartmore GVIT Investor Destinations Conservative Fund
                        (GVITIDCon)
                     Gartmore GVIT Investor Destinations Moderate Fund
                        (GVITIDMod)
                     Gartmore GVIT Investor Destinations Moderately Aggressive
                        Fund (GVITIDModAgg)
                     Gartmore GVIT Investor Destinations Moderately Conservative
                        Fund (GVITIDModCon)
                     Gartmore GVIT International Growth Fund - Class I
                        (GVITIntGro)

                     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                    *Gartmore GVIT Money Market Fund - Class I (GVITMyMkt5)
                     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                        (GVITLead)
                     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                        (NWGVITStrVal)
                     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                    *Gartmore GVIT Small Company Fund - Class I (GVITSmComp) *Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                     Gartmore GVIT U.S. Growth Leaders Fund - Class I
                        (GVITUSGro)
                    *Gartmore GVIT Worldwide Leaders Fund - Class I
                       (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs Asset Management Funds;
                     Goldman Sachs Mid Cap Value Fund A (GSMCV)
                     Goldman Sachs VIT Aggressive Growth Strategy Portfolio
                        (GSVITAGS)
                     Goldman Sachs VIT Balanced Strategy Portfolio (GSVITBal) Goldman Sachs VIT Capital Growth Fund (GSVITCGF)
                     Goldman Sachs VIT Conservative Strategy Portfolio (GSVITCS) Goldman Sachs VIT CORE Large Cap Growth Fund (GSVITLCG) Goldman Sachs VIT CORE Small Cap Equity Fund (GSVITSCE) Goldman Sachs VIT CORE U.S. Equity Fund (GSVITUSEq)
                     Goldman Sachs VIT Global Income Fund (GSVITGLI)
                     Goldman Sachs VIT Growth and Income Fund (GSVITGrIn) Goldman Sachs VIT Growth and Income Strategy Portfolio
                        (GSVITGrIS)
                     Goldman Sachs VIT Growth Strategy Portfolio (GSVITGroStr) Goldman Sachs VIT International Equity Fund (GSVITIntEq) Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               Portfolios of the Huntington Trust Company;
                     Huntington VA Dividend Capture - Trust Shares (HuntDC) Huntington VA Growth Fund - Trust Shares (HuntGro) Huntington VA Income Equity - Trust Shares (HuntIncEq) Huntington VA Mid Corp America - Trust Shares (HuntMidCor) Huntington VA New Economy - Trust Shares (HuntNewEc)

               Portfolios of Invesco Funds Group, Inc.;
                    *Invesco VIF Dynamics Fund (INVDynF)
                    *Invesco VIF Equity Income Fund (INVEqIncF)
                    *Invesco VIF Growth Fund (INVGrF)
                    *Invesco VIF Health Sciences Fund (INVHealthF) *Invesco VIF High Yield Fund (INVHiYldF)
                    *Invesco VIF Real Estate Opportunity Fund (INVREO) *Invesco VIF Small Company Growth Fund (INVSmCoGrF) *Invesco VIF Technology Fund (INVTechF)
                    *Invesco VIF Total Return Fund (INVTotRetF)
                    *Invesco VIF Utilities Fund (INVUtilF)

               J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)

               Portfolios of the Janus Aspen Series;
                     Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                        (JanCapAp)
                     Janus AS - Global Technology Portfolio - Service Shares
                        (JanGITech)
                     Janus AS - International Growth Portfolio - Institutional
                        Shares (JanIntGro)
                     Janus AS - International Growth Portfolio - Service Shares
                        (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of Massachusetts Financial Services;
                    *MFS Variable Insurance Trust - Investors Growth Stock
                        Series - Service Class (MFSVITInGr)
                     MFS Variable Insurance Trust - Mid Cap Growth Series -
                        Service Class (MFSVITMCG)
                     MFS Variable Insurance Trust - Utilities Series - Service
                        Class (MFSVITUS)
                    *MFS Variable Insurance Trust - Value Series - Service Class
                        (MFSVITVS)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Neuberger Berman Advisors Management Trust;
                     Neuberger Berman AMT - Fasciano Portfolio - S Class
                        (NBAMTFas)
                     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                     Oppenheimer Aggressive Growth Fund/VA - Initial Class
                        (OppAggGro)
                     Oppenheimer Capital Appreciation Fund/VA - Initial Class
                        (OppCapAp)
                    *Oppenheimer Global Securities Fund/VA - Initial Class
                        (OppGlSec)
                     Oppenheimer Main Street Growth & Income Fund/VA - Initial
                        Class (OppMSGrInc)

               Portfolio of Pimco Funds;
                     Pimco VIT High Yield Portfolio - Administrative Shares
                        (PIMHiYld)
                     Pimco VIT Low Duration - Administrative Shares (PIMLowDur)
                    *Pimco VIT Real Return Portfolio - Administrative Shares
                        (PIMRealRet)
                    *Pimco VIT Total Return Portfolio - Administrative Shares
                        (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Portfolio of Putnam Investments;
                     Putnam VT International Growth Fund - IA Shares
                        (PUTVTIntGr)
                    *Putnam VT International Equity Fund - IB Shares
                        (PUTVTIntlEqIB)

               Portfolios of Royce Capital Funds;
                     Royce Capital Fund - Micro Cap (RoyMicro)
                    *Royce Capital Fund - Small Cap (RoySmCp)

               Portfolios of Salomon Smith Barney Funds;
                     Salomon Brothers Variable Series Funds Inc. - Capital Fund
                        (SalCap)
                     Salomon Brothers Variable Series Funds Inc. - Emerging
                        Growth Fund (SalEmGr)
                     Salomon Brothers Variable Series Funds Inc. - High Yield
                        Bond Fund (SalHiYldBd)
                    *Salomon Brothers Variable Series Funds Inc. - Investors
                        Fund (SalBrInv)
                     Salomon Brothers Variable Series Funds Inc. - Strategic
                        Bond Fund (SalStrBd)
                     Salomon Brothers Variable Series Funds Inc. - Total Return
                        Fund (SalTotRet)

               Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
                     Scudder VIT EAFE Equity Index Fund - Class A (SVITEEI) Scudder VIT Equity 500 Index Fund - Class A (SVITIF) Scudder VIT Small Cap Index Fund - Class A (SVITSCI)

              *Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth
                  Fund - Class I (SGVITMdCpGr)

               Strong Variable Insurance Funds, Inc.;
                     Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of T. Rowe Price
                     T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                     T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                     Class I (TurnGVITGro)

               Portfolio of Van Kampen Life Investment Trust;
                     Van Kampen LIT - Asset Allocation Fund (VKAAlloc) Van Kampen LIT - Emerging Growth Portfolio (VKEmGr) Van Kampen LIT - Enterprise Fund (VKEnt)

               Funds of the Van Kampen Universal Institutional Funds, Inc. (Van
                  Kampen UIF);
                     Van Kampen UIF - Active International Allocation Portfolio
                        (VKAIAll)
                     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                        (VKoreFI)
                     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Emerging Markets Equity Portfolio (VKEmEq) Van Kampen UIF - Equity Growth Portfolio (VKEqGro)
                     Van Kampen UIF - Global Value Equity Portfolio (VKGlobEq)

                     Van Kampen UIF - High Yield Portfolio (VKHiYld)
                     Van Kampen UIF - International Magnum Portfolio (VKIntMag) Van Kampen UIF - Technology Portfolio - Class I (VKTech) Van Kampen UIF - U.S. Mid Cap Core Portfolio (VKMidCapV) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst) Van Kampen UIF - Value Portfolio (VKVal)

               Portfolios of Waddell & Reed, Inc. (W&R);
                     W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

          At June 30, 2003, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes not to exceed 9.0% of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter.

     On August 8, 2000, the asset charge in the first four policy years was converted from an annual rate of 0.60% to 0.40% for all contracts.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Policy Loans (net of repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with interest at an annual rate of 3.0%. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(5)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, there were no transfers between the Account and the fixed account of the Company.

(6)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended June 30, 2003 and the period May 19, 1999 (commencement of operations) through June 30, 1999.

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R) America's FUTURE Life Series(SM)

        Reduced Fee Tier - (0.25%)

           Comstock GVIT Value Fund - Class I
              2003 ..........................     0.25%     11,904   $ 7.704717      $ 91,717         2.23%       13.10%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ..........................     0.25%     17,432     7.582048       132,170         0.87%       10.15%

           Gartmore GVIT Government Bond Fund - Class I
              2003 ..........................     0.25%     16,208    13.386271       216,965         1.85%        3.00%

           Gartmore GVIT Growth Fund - Class I
              2003 ..........................     0.25%     25,794     4.465586       115,185         0.00%       14.89%

           Gartmore GVIT Small Company Fund - Class I
              2003 ..........................     0.25%      5,771    13.943564        80,468         0.00%       15.04%

           Gartmore GVIT Total Return Fund - Class I
              2003 ..........................     0.25%     13,303     8.410247       111,882         0.36%       12.14%

           Gartmore GVIT Worldwide Leaders Fund - Class I
              2003 ..........................     0.25%     12,815     6.892764        88,331         0.00%        9.35%

           Invesco VIF Dynamics Fund
              2003 ..........................     0.25%      4,629     7.956568        36,831         0.00%       15.78%

           Invesco VIF Equity Income Fund
              2003 ..........................     0.25%     29,287     9.609439       281,432         0.00%       10.15%

           Invesco VIF Health Sciences Fund
              2003 ..........................     0.25%      6,473    10.431315        67,522         0.00%       15.86%

           Invesco VIF High Yield Fund
              2003 ..........................     0.25%      3,010     9.066375        27,290         0.00%       13.38%

           Invesco VIF Real Estate Opportunity Fund
              2003 ..........................     0.25%        410    15.336675         6,288         0.00%       15.21%

           Invesco VIF Small Company Growth Fund
              2003 ..........................     0.25%      6,176    10.285241        63,522         0.00%       12.58%

           Invesco VIF Technology Fund
              2003 ..........................     0.25%     18,490     6.676065       123,440         0.00%       19.07%

           Invesco VIF Total Return Fund
              2003 ..........................     0.25%     26,408     8.856654       233,887         0.00%        7.79%

           Invesco VIF Utilities Fund
              2003 ..........................     0.25%      4,925     7.222025        35,568         0.00%        9.27%

           Salomon Brothers Variable Series Funds Inc. Investors Fund
              2003 ..........................     0.25%      3,281    10.688936        35,070         0.00%       14.48%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
           Strong GVIT Mid Cap Growth Fund - Class I
              2003 ..........................     0.25%      3,455   $ 8.379966     $   28,953        0.00%       22.28%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)

        Reduced Fee Tier - (0.40%)

           Aim VIF Basic Value Fund - Series I
              2003 ..........................     0.40%     78,663    10.484305        824,727        0.00%       12.93%

           Aim VIF Mid Cap Core Equity Fund - Series I
              2003 ..........................     0.40%     91,498    10.940367      1,001,022        0.00%       11.22%

           Alliance VPS Growth & Income Portfolio - Class A
              2003 ..........................     0.40%     63,211     8.796352        556,026        2.02%       15.13%

           Calvert Social Equity Portfolio
              2003 ..........................     0.40%      2,804    11.187327         31,369        0.00%        8.82%

           Dreyfus GVIT Mid Cap Index Fund - Class I
              2003 ..........................     0.40%     71,672    12.865054        922,064        0.33%       11.74%

           Dreyfus Stock Index Fund
              2003 ..........................     0.40%    161,090     8.080544      1,301,695        1.11%       11.42%

           Dreyfus VIF - Quality Bond Portfolio - Initial Shares
              2001 ..........................     0.40%      6,067    11.579923         70,255        2.81%        4.51%
              2000 ..........................     0.40%    104,350    10.304836      1,075,310        2.80%        3.21%
              1999 ..........................     0.40%        814     9.850744          8,019        0.61%       -1.49% 01/05/99

           Federated GVIT High Income Bond Fund - Class I
              2000 ..........................     0.40%     99,142    10.044247        995,807        4.52%       -1.79%

           Fidelity(R) VIP - Equity-Income Portfolio: Service Class
              2003 ..........................     0.40%    557,446     9.788950      5,456,811        1.84%       10.45%
              2002 ..........................     0.40%    583,151    10.039089      5,854,305        1.52%       -0.06%
              2001 ..........................     0.40%    601,310    11.206987      6,738,873        1.51%       -1.18%
              2000 ..........................     0.40%    532,580    10.172510      5,417,675        0.00%       -3.05%

           Fidelity(R) VIP - Growth Portfolio: Service Class
              2003 ..........................     0.40%     48,929     7.699076        376,708        0.05%       13.19%
              2002 ..........................     0.40%      9,694     7.881785         76,406        0.00%       -0.19%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ..........................     0.40%    569,005     7.531207      4,285,294        0.87%       10.07%
              2002 ..........................     0.40%    498,030     8.391939      4,179,437        0.66%       -0.03%
              2001 ..........................     0.40%    317,794     9.716657      3,087,895        4.49%      -11.66%
              2000 ..........................     0.40%     61,824    12.905707        797,882        1.26%       -5.32%
              1999 ..........................     0.40%      1,394    10.371806         14,458        0.00%        3.72% 01/05/99

           Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2003 ..........................     0.40%    409,136     9.854594      4,031,869        0.38%        9.32%
              2002 ..........................     0.40%    391,827     9.888896      3,874,736        0.68%       -0.01%
              2001 ..........................     0.40%    394,164    10.281952      4,052,775        0.46%      -10.18%
              2000 ..........................     0.40%    159,141    12.093366      1,924,550        0.00%       -1.65%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
           Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
              2003 ..........................     0.40%    442,774   $ 6.823458     $3,021,250        1.61%       11.46%
              2002 ..........................     0.40%    479,144     6.841635      3,278,128        1.18%       -0.13%
              2001 ..........................     0.40%    464,392     8.416400      3,908,509        0.00%       -6.79%

           Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
              2003 ..........................     0.40%     21,262    11.759218        250,024        4.34%        4.32%
              2002 ..........................     0.40%     45,600    10.559768        481,525        0.00%        0.03%

           Fidelity(R) VIP III - Balanced Portfolio: Service Class
              2003 ..........................     0.40%    170,269     9.640109      1,641,412        2.66%        9.74%
              2002 ..........................     0.40%    172,002     8.875526      1,526,608        2.58%       -0.08%
              2001 ..........................     0.40%    149,156     9.742655      1,453,175        3.33%       -1.34%
              2000 ..........................     0.40%    139,664    10.304610      1,439,183        0.00%       -0.43%

           Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
              2003 ..........................     0.40%     17,046    10.172378        173,398        4.78%        7.37%

           Gartmore GVIT Government Bond Fund - Class I
              2002 ..........................     0.40%     67,971    12.151949        825,980        2.29%        0.04%
              2001 ..........................     0.40%     32,906    11.183979        368,020        2.39%        2.23%

           Gartmore GVIT Growth Fund - Class I
              2002 ..........................     0.40%     33,712     4.499690        151,694        0.00%       -0.17%
              2000 ..........................     0.40%    128,838    10.417336      1,342,149        0.18%        0.46%

           Gartmore GVIT Money Market Fund - Class I
              2003 ..........................     0.40%     38,200    11.491070        438,959        0.33%        0.17%
              2002 ..........................     0.40%    185,874    11.427311      2,124,040        0.58%        0.00%
              2001 ..........................     0.40%    135,204    11.260991      1,522,531        1.84%        2.11%
              2000 ..........................     0.40%      1,517    10.683609         16,207        1.36%        2.51%
              1999 ..........................     0.40%        395    10.199244          4,029        1.02%        1.99%

           Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
              2000 ..........................     0.40%     67,121     9.493366        637,204        0.41%       -1.58%

           Gartmore GVIT Small Company Fund - Class I
              2002 ..........................     0.40%      4,530    13.968624         63,278        0.00%       -0.05%

           Gartmore GVIT Total Return Fund - Class I
              2002 ..........................     0.40%     18,055     8.499317        153,455        0.32%       -0.06%

           Invesco VIF Dynamics Fund
              2001 ..........................     0.40%     20,207    11.861787        239,691        0.00%      -19.22%
              2000 ..........................     0.40%     10,566    17.285289        182,636        0.00%       13.31%
              1999 ..........................     0.40%      3,325    11.832674         39,344        0.00%       18.33% 01/05/99

           Invesco VIF Equity Income Fund
              2003 ..........................     0.40%    294,983     9.545046      2,815,626        0.00%       10.07%
              2002 ..........................     0.40%    245,419     9.892349      2,427,770        0.00%       -0.08%
              2001 ..........................     0.40%    213,651    11.212934      2,395,655        0.00%       -5.55%
              2000 ..........................     0.40%     89,125    11.497844      1,024,745        0.00%        1.36%
              1999 ..........................     0.40%      7,933    11.270116         89,406        0.00%       12.70%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*       Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
           Invesco VIF Growth Fund
              2003 ..........................     0.40%    793,230   $ 3.725198     $2,954,939        0.00%       13.12%
              2002 ..........................     0.40%    558,186     3.894027      2,173,591        0.00%       -0.28%
              2001 ..........................     0.40%    418,883     6.808561      2,851,990        0.00%      -30.21%
              2000 ..........................     0.40%     72,836    14.176693      1,032,574        0.00%       11.32%
              1999 ..........................     0.40%      3,970    10.674111         42,376        0.00%        6.74% 01/05/99

           Invesco VIF Health Sciences Fund
              2002 ..........................     0.40%      3,094    10.103142         31,259        0.00%       -0.15%

           Invesco VIF High Yield Fund
              2002 ..........................     0.40%    103,010     7.382929        760,516        0.00%       -0.09%
              2001 ..........................     0.40%     69,770     8.965474        625,521        0.00%       -6.05%
              1999 ..........................     0.40%      1,341    10.559719         14,161        0.00%        5.60% 01/05/99

           Invesco VIF Small Company Growth
              Fund
              2003 ..........................     0.40%    344,957    10.216236      3,524,162        0.00%       12.50%
              2002 ..........................     0.40%    246,587    10.625385      2,620,082        0.00%       -0.20%
              2001 ..........................     0.40%    149,109    14.974825      2,232,881        0.00%       -8.21%

           Invesco VIF Technology Fund
              2002 ..........................     0.40%     15,291     6.917758        105,779        0.00%       -0.34%

           Invesco VIF Total Return Fund
              2003 ..........................     0.40%    132,546     8.797307      1,166,048        0.00%        7.71%
              2002 ..........................     0.40%     94,453     8.651266        817,138        0.00%       -0.05%
              2001 ..........................     0.40%     78,896     9.275715        731,817        0.00%       -0.35%
              2000 ..........................     0.40%     74,545     9.133694        680,871        0.00%       -4.20%

           Invesco VIF Utilities Fund
              2002 ..........................     0.40%      6,050     7.000641         42,354        0.00%       -0.15%

           MFS VIT - MFS Investors Growth Stock Series - Service Class
              2003 ..........................     0.40%     64,469     8.342581        537,838        0.00%       12.65%

           MFS VIT - MFS Value Series - Service Class
              2003 ..........................     0.40%     26,765     8.866811        237,320        0.36%        7.41%

           Oppenheimer Global Securities Fund/VA - Initial Class
              2003 ..........................     0.40%     24,975     8.491100        212,065        0.41%       11.49%

           PIMCO VIT Real Return Portfolio - Administrative Shares
              2003 ..........................     0.40%     34,051    12.353783        420,659        3.49%        6.60%

           PIMCO VIT Total Return Portfolio - Administrative Shares
              2003 ..........................     0.40%    171,591    11.246641      1,929,822        1.57%        4.29%

           Putnam VT International Equity Fund - IB Shares
              2003 ..........................     0.40%     64,485    10.385916        669,736        0.94%        3.86% 01/03/03

           Royce Capital Fund - Small Cap
              2003 ..........................     0.40%     53,536     8.592692        460,018        0.00%       11.86%

           Salomon Brothers Variable Series Funds Inc. Investors Fund
              2002 ..........................     0.40%     15,487    10.545235        163,314        0.00%       -0.13%

                                                Contract                                           Investment
                                                Expense                 Unit         Contract        Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   -------   ----------   --------------   ----------   ---------
           Strong GVIT Mid Cap Growth Fund - Class I
              2002 ..........................     0.40%      3,683    $8.266243     $    30,445        0.00%      -0.24%

           W & R Target Funds - Small Cap Portfolio
              2003 ..........................     0.40%     28,981     9.227958         267,435        0.00%      15.89%
                                                                                    -----------

     Contract Owners' Equity Total By Year
        2003 ...................................................................    $41,284,817
                                                                                    ===========

        2002 ...................................................................    $31,761,840
                                                                                    ===========

        2001 ...................................................................    $30,279,588
                                                                                    ===========

        2000 ...................................................................    $16,566,793
                                                                                    ===========

        1999 ...................................................................    $   211,793
                                                                                    ===========

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                    ---------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company